Asset Retirement Obligation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
Asset retirement obligation
Asset retirement obligation - Balance at beginning of year		$ 239,032	[1]	$ 275,238
Additional liabilities accrued		1,661		4,907
Revisions in estimated cash outflows		(3,669)		(992)
Disposition of assets		(9,684)		(46,242)
Accretion expense		15,735		17,506
Transferred to Liabilities held for sale				(11,385)
Asset retirement obligation - Balance at end of year	[1]	243,075		239,032
Other current liabilities
Asset retirement obligation
Asset retirement obligation - Balance at beginning of year		$ 9,100
Asset retirement obligation - Balance at end of year				$ 9,100

[1]	The total amount of asset retirement obligations related to the Divestiture Transaction and Airadigm Transaction included in Other current liabilities was $9.1 million as of December 31, 2014.